Subsidiary Guarantors (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 272,998	$ 271,998
7.375% Senior Notes Due In 2019 [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 275,000
Debt instrument, interest rate, stated percentage		7.375%
Maturity date		Feb. 01, 2019
Owned Domestic Subsidiaries Percent		100.00%
8% Senior Notes [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes	$ 325,000
Debt instrument, interest rate, stated percentage	8.00%
Owned Domestic Subsidiaries Percent	100.00%